SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Capitalized Costs to Obtain a Contract with a Customer	The following table presents the capitalized sales commissions at December 31, 2025 and 2024:

	December 31,
	2025	2024
	(In thousands)
Current	$28	$20
Non-current	5	9
Total	$33	$29

Schedule of Changes in Deferred Revenue
The following table presents the changes in deferred revenue:

	Year Ended December 31,
	2025	2024
	(In thousands)
Balance at January 1	$20,309	$52,873
Beginning deferred revenue balance recognized during the period	(19,891)	(28,087)
Net change primarily due to timing of collections and recognition	18,650	20,054
Sale of assets of Mosaic Group on February 15, 2024	—	(24,531)
Balance at December 31	$19,068	$20,309

Schedule of Estimated Useful Lives of Property and Equipment

Asset Category	Estimated Useful Lives
Buildings	5 to 39 Years
Equipment (including furniture)	3 to 12 Years
Leasehold improvements	4 to 11 Years
Capitalized software	2 to 3 Years

	December 31,
	2025	2024
	(In thousands)
Buildings	$165,948	$165,700
Equipment (including furniture)	110,967	122,614
Leasehold improvements	75,290	77,915
Capitalized software	29,003	21,671
Land	86,045	86,045
Projects in progress	6,745	5,839
Total gross carrying amount	473,998	479,784
Accumulated depreciation and amortization	(189,604)	(169,600)
Buildings, land, equipment, leasehold improvements and capitalized software, net	$284,394	$310,184